Inventory	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY

NOTE 5 - INVENTORY

a.	Inventories at December 31, 2020 and 2019 consisted of the following:

	December 31,
	2020	2019
Work in progress	$391	$422
Finished goods’	871	466
Total inventory	$1,262	$888

b.	During the year ended December 31, 2020 and 2019, the Company recorded approximately $55 and $44 for write-down of inventory under cost of goods sold. There was no write down in 2018.